Other receivables and assets (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Disclosure of other receivables and other assets	Other receivables and assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
OTHER RECEIVABLES AND ASSETS
Prepaid expenses - non current	948	804
Total non-current other receivables and assets	948	804
Research tax credit ("CIR")	5,774	2,152
VAT receivables	9,841	12,517
Prepaid expenses	3,233	2,331
Credit notes	48	68
Other	—	70
Total current other receivables and assets	18,896	17,138
Other receivables and assets	19,843	17,942